As filed with the Securities and Exchange Commission on May 14, 2001
Registration No. 333-59588

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /   /

PRE-EFFECTIVE AMENDMENT NO.                                / 1 /

POST-EFFECTIVE AMENDMENT NO.                            /   /

                       OPPENHEIMER LARGE CAP GROWTH FUND

               6803 South Tucson Way, Englewood, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                        (Registrant's Telephone Number)

                            Andrew J. Donohue, Esq.
                  Executive Vice President and General Counsel
                            OppenheimerFunds, Inc.
             Two World Trade Center, New York, New York 10048-0203
                                (212) 323-0256
                    (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: for Class A, Class B, Class C, Class N
and Class Y shares of the Oppenheimer Large Cap Growth Fund.

It is proposed that this filing will become effective on May 27, 2001 pursuant to Rule 488.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registrant shall thereafter become effective in accordance with Section 8A of the Securities Act of 1933 or until the
Registrant shall become effective on such date as the Commission acting pursuant to said Section 8A may determine.”

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Proxy Card for Oppenheimer Trinity Growth Fund for the previously filed combined Prospectus and Proxy Statement of the Oppenheimer Large Cap Growth
Fund (Reg. No. 333-59588), 4/27/01, which Registration Statement is incorporated in its entirety by reference.

775_FormN-14 Amendment

                                      Oppenheimer Trinity Growth Fund
                                     Proxy for Shareholders Meeting To
 [OppenheimerFunds Logo]                          Be Held
                                              August 28, 2001
 Oppenheimer TRINITY GROWTH FUND
 6803 S. Tucson Way                 Your shareholder vote is important!
 Englewood, CO 80112-3924
                                    The   undersigned   shareholder   of
                                    Oppenheimer   Trinity  Growth  Fund,
                                    Inc.  (the   "Fund"),   does  hereby
                                    appoint   Brian    Wixted,    Robert
                                    Bishop,  and Scott Farrar,  and each
                                    of them,  as  attorneys-in-fact  and
                                    proxies  of  the  undersigned,  with
                                    full  power  of   substitution,   to
                                    attend the  Meeting of  Shareholders
                                    of the  Fund to be held  August  28,
                                    2001,  at  6803  South  Tucson  Way,
                                    Englewood,  Colorado  80112  at 3:00
                                    P.M.,  Mountain  time,  and  at  all
                                    Adjournments  thereof,  and to  vote
                                    the  shares  held in the name of the
                                    undersigned  on the record  date for
                                    said  meeting  with  respect  to the
                                    approval of the  Agreement  and Plan
                                    of  Reorganization  set forth below.
                                    Said  attorneys-in-fact  shall  vote
                                    in   accordance   with   their  best
                                    judgment as to any other matter.
                                    Proxy  solicited  on  behalf  of the
                                    Board of Trustees,  which recommends
                                    a vote FOR the Proposal  below.  The
                                    shares  represented  hereby  will be
                                    voted as  indicated  below or FOR if
                                    no choice is indicated.
                                    Your prompt  response  can save your
                                    Fund money.
 Please  vote,  sign and mail  your
 proxy ballot  (attached  below) in
 the     enclosed      postage-paid
 envelope   today,  no  matter  how
 many  shares  you own.  A majority
 of  the  Fund's   shares  must  be
 represented   in   person   or  by
 proxy.  Please  vote your proxy so
 your Fund can  avoid  the  expense
 of another mailing.

 To Vote By Telephone (a low-cost
 method of voting your proxy):

         1.    Read    the    Proxy
            Statement    and   have
            your   Proxy   Card  on
            hand.
 2. Call toll-free
 1-______________.
 3. Enter the ___-digit Control
    Number found on your Proxy
    Card.
 4. Follow the simple instructions.
                                      Keep This Portion for Your Records

                                     Detach and Return this Portion Only
          THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

 Oppenheimer TRINITY GROWTH fund
 Vote On Proposal                       For       Against      Abstain
 1. Approval of the Agreement and
    Plan of Reorganization between
    Oppenheimer Trinity Growth Fund
    ("Trinity Growth Fund") and
    Oppenheimer Large Cap Growth
    Fund ("Large Cap Growth Fund"),
    and the transactions
    contemplated thereby, including
    a. The  transfer  of all  assets
       of  Trinity  Growth  Fund  to
       Large  Cap  Growth   Fund  in
       exchange  for Class A,  Class
       B,   Class  C,  Class  N  and
       Class Y shares  of Large  Cap
       Growth Fund.
    b. The   distribution  of  these
       shares  of Large  Cap  Growth
       Fund  to  the   corresponding
       Class A,  Class  B,  Class C,
       Class    N   and    Class   Y
       shareholders    of    Trinity
       Growth   Fund   in   complete
       liquidation     of    Trinity
       Growth Fund.
    c. The   cancellation   of   the
       outstanding     shares     of
       Trinity Growth Fund.

NOTE:  Please sign  exactly as your  name(s)  appears  hereon.  When signing as custodian, attorney, executor,  administrator,  trustee, etc., please give your full title as such.  All joint  owners  should sign this proxy.  If the account is  registered in the name of a  corporation,  partnership  or other entity,  a duly authorized individual must sign on its behalf and give title.

Signature                                      Date

Signature (Joint Owners) _______________________    Date _______________